Segment information - Business Groups	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment information - Business Groups

2.Segment information - Business Groups

Second Quarter	Beauty & Wellbeing	Personal Care	Home Care	Foods	Total
Turnover (€ million)
2025	3,219	3,296	2,865	3,187	12,567
2026	3,403	3,535	3,009	3,099	13,046
Change (%)	5.7	7.3	5.0	(2.7)	3.8

First Half	Beauty & Wellbeing	Personal Care	Home Care	Foods	Total
Turnover (€ million)
2025	6,489	6,545	5,904	6,568	25,506
2026	6,509	6,817	5,992	6,305	25,623
Change (%)	0.3	4.2	1.5	(4.0)	0.5

Operating profit (€ million)
2025	1,063	1,349	839	1,511	4,762
2026	1,197	1,404	927	1,357	4,885
Underlying operating profit (€ million)
2025	1,256	1,444	915	1,533	5,148
2026	1,269	1,513	944	1,467	5,193
Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments.